CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2020
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS Brookfield Renewable’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2020	December 31, 2019
Cash	$216	$103
Short-term deposits	13	12
	$229	$115